Income Tax: (Tables)	6 Months Ended
Jun. 30, 2019
Income Tax: (Tables) [Abstract]
Income tax expense (benefit)

Income tax expense (benefit) for the six months ended June 30, 2019 and 2018 differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2019		2018
	Amount	%	Amount	%
Income tax expense (benefit) based on Canadian tax rates	$ (1,619,742)	(25)	$ 19,145,619	25
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	219,996	3	(3,434,408)	(5)
Non-deductible expenses	8,229	-	47,326	-
Withholding tax	-	-	759,062	1
Change in valuation allowance and other	1,391,517	22	(3,994,334)	(5)
	$ -	-	$ 12,523,265	16

Net deferred income tax liability

The Company recorded income tax expense of NIL and $12.5 million for the six months ended June 30, 2019 and 2018, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. The Company has an income tax receivable of $6.4 million related to prior year overpayments. The components of the Canadian and U.S. deferred income tax assets and liabilities as of June 30, 2019 and December 31, 2018 were as follows:

	June 30,	December 31,
	2019	2018
Deferred income tax assets
Net operating loss carry forwards	$33,389,888	$31,362,816
Property, Plant and Equipment	3,226,601	3,226,994
Other	1,565,820	1,652,114
	38,182,309	36,241,924
Valuation allowance	(38,163,613)	(36,202,109)
	$18,696	$39,815

Deferred income tax liabilities
Other	(18,696)	(39,815)
Net deferred income tax liability	$-	$-

Loss carryforwards

At June 30, 2019, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.

U.S.	Canadian	Expires
	$1,996,281	2026
	3,704,837	2027
	14,121,150	2028
	13,382,718	2029
	16,533,604	2030
	18,513,809	2031
	5,371,641	2032
	7,809,261	2033
	9,048,212	2034
	12,915,655	2035
	15,355,355	2036
	11,580,044	2037
	418,106	2038
	1,848,444	2039
1,143,378
$1,143,378	132,599,117